Investment property - Narrative (Details) - Level 3 - Fair value $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about investment property [line items]
Reduction on sales price (in percentage)	0.10
Decrease in investment property	$ 2.4	$ 3.3